BILLINGS IN EXCESS OF COSTS	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
BILLINGS IN EXCESS OF COSTS [Text Block]

NOTE 7 – BILLINGS IN EXCESS OF COSTS

Billings in excess of costs consist of the following:

	April 30,	July 31,
	2017	2016
	(Unaudited)
Costs incurred on uncompleted contracts	$1,444,069	$853,787

Billings to date	(1,168,360)	(143,135)

	$275,709	$710,652

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$1,172,900	$710,652
Billings on uncompleted contracts in excess of costs	(897,191)	-

	$275,709	$710,652

NOTE 6 – BILLINGS IN EXCESS OF COSTS

Billings in excess of costs consist of the following:

			July 31,
	July 31, 2016	July 31, 2015	2014
Costs incurred on uncompleted contracts	$853,787	$2,033,840	$7,863,873

Billings to date	(143,135)	(5,523,616)	(11,710,958)

	$710,652	$(3,489,776)	$(3,847,085)

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$710,652	$-	$-
Billings on uncompleted contracts in excess of costs	-	(3,489,776)	(3,847,085)

	$710,652	$(3,489,776)	$(3,847,085)